Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

	September 30, 2012	September 30, 2013
Class action settlements Note 20 (a)	$11,448	$6,262
Accrued salaries and benefits	2,807	4,003
Amounts due to third party lenders	5,782	4,575
Interest accrued on long-term debt - Note 13	2,540	2,540
Other accruals	5,305	7,335
	$27,882	$24,715